Net Losses on Sales of Loans (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Sales [Member]
Net Losses on Sales of Loans (Details) [Line Items]
Net (losses)/gains on sales of loans	¥ 44,554,948	¥ 479,584,775	¥ 50,606,487